Income Taxes - Reconciliation of Unrecognized Tax Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 234	$ 234	$ 0
Additions based on tax positions related to current year	3,885	0	234
Reductions for tax positions of prior years	0	0	0
Ending balance	$ 4,119	$ 234	$ 234